Loans	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Loans
8.	Loans

The following table set forth details of the Bank’s loan portfolio:

(In thousands of US$)	December 31,
	2012	2011

Corporations:
Private	2,202,613	2,089,520
State-owned	538,638	232,893
Banking and financial institutions:
Private	1,775,938	1,716,406
State-owned	416,085	447,757
Middle-market companies:
Private	681,912	445,731
Sovereign	100,370	27,266
Total	5,715,556	4,959,573

The composition of the loan portfolio by industry is as follows:

(In thousands of US$)	December 31,
	2012	2011

Banking and financial institutions	2,192,023	2,164,163
Industrial	1,108,223	967,929
Oil and petroleum derived products	894,368	645,875
Agricultural	853,377	730,119
Services	210,925	264,895
Mining	22,122	37,723
Sovereign	100,370	27,266
Others	334,148	121,603
Total	5,715,556	4,959,573

Loans classified by debtor’s credit quality indicators are as follows:

(In thousands of US$)	December 31, 2012
Rating (1)	Corporations		Banking and financial institutions		Middle-market companies	Sovereign	Total
	Private	State-owned	Private	State-owned	Private
1-6	2,202,613	538,638	1,775,938	416,085	681,912	100,370	5,715,556
7	-	-	-	-	-	-	-
8	-	-	-	-	-	-	-
9	-	-	-	-	-	-	-
10	-	-	-	-	-	-	-
Total	2,202,613	538,638	1,775,938	416,085	681,912	100,370	5,715,556

(In thousands of US$)	December 31, 2011
Rating (1)	Corporations		Banking and financial institutions		Middle-market companies	Sovereign	Total
	Private	State-owned	Private	State-owned	Private
1-6	2,057,520	232,893	1,716,406	447,757	445,731	27,266	4,927,573
7	-	-	-	-	-	-	-
8	24,000	-	-	-	-	-	24,000
9	8,000	-	-	-	-	-	8,000
10	-	-	-	-	-	-	-
Total	2,089,520	232,893	1,716,406	447,757	445,731	27,266	4,959,573

(1)	Current ratings as of December 31, 2012 and 2011, respectively.

The remaining loan maturities are summarized as follows:

(In thousands of US$)	December 31,
	2012	2011
Current:
Up to 1 month	1,155,222	395,091
From 1 month to 3 months	1,475,201	1,110,307
From 3 months to 6 months	962,377	1,095,632
From 6 months to 1 year	752,822	767,526
From 1 year to 2 years	662,511	539,077
From 2 years to 5 years	692,884	1,000,486
More than 5 years	14,539	18,654
	5,715,556	4,926,773

Delinquent	-	800

Restructured and impaired:
Current balances with impairment	-	32,000
Past due balances with impairment	-	-
	-	32,000
Total	5,715,556	4,959,573

The following table provides a breakdown of loans by country risk:

(In thousands of US$)	December 31,
	2012	2011
Country:
Argentina	222,159	389,591
Belgium	30,692	-
Brazil	1,773,401	1,852,152
Chile	309,712	376,297
Colombia	450,037	734,213
Costa Rica	196,857	109,263
Dominican Republic	110,688	118,275
Ecuador	173,782	21,676
El Salvador	66,013	21,098
France	59,501	-
Germany	-	5,000
Guatemala	273,051	161,107
Honduras	70,701	45,509
Jamaica	9,772	1,768
Mexico	495,954	416,353
Netherlands	77,336	20,000
Nicaragua	10,169	9,995
Panama	277,144	118,526
Paraguay	27,060	30,286
Peru	841,032	341,784
Spain	9,695	340
Trinidad and Tobago	119,347	76,340
United States	2,925	-
Uruguay	108,528	110,000
	5,715,556	4,959,573

The fixed and floating interest rate distribution of the loan portfolio is as follows:

(In thousands of US$)	December 31,
	2012	2011

Fixed interest rates	3,282,876	2,360,115
Floating interest rates	2,432,680	2,599,458
	5,715,556	4,959,573

As of December 31, 2012 and 2011, 92% and 84%, respectively, of the loan portfolio at fixed interest rates has remaining maturities of less than 180 days.

The following is a summary of information in non-accruing loans, and interest amounts on non-accruing loans:

(In thousands of US$)	December 31,
	2012	2011	2010

Loans in non-accrual status
Private corporations	-	32,000	28,000
Private middle-market companies	-	-	1,002
Total loans in non-accrual status	-	32,000	29,002
Interest which would have been recorded if the loans had not been in a non-accrual status	-	2,325	3,403
Interest income collected on non-accruing loans	2,288	2,375	3,335

An analysis of non-accruing loans with impaired balances as of December 31, 2012 and 2011 is detailed as follows:

(In thousands of US$)	December 31, 2012			2012
	Recorded investment	Unpaid principal balance	Related allowance	Average principal loan balance	Interest income recognized
With an allowance recorded
Private corporations	-	-	-	-	2,288
Total	-	-	-	-	2,288

(In thousands of US$)	December 31, 2011			2011
	Recorded investment	Unpaid principal balance	Related allowance	Average principal loan balance	Interest Income recognized
With an allowance recorded
Private corporations	32,000	32,000	14,800	26,860	2,375
Total	32,000	32,000	14,800	26,860	2,375

As of December 31, 2012 and 2011, there were no impaired loans without related allowance.

As of December 31, 2012 and 2011, the Bank did not have any troubled debt restructurings.

The following table presents an aging analysis of the loan portfolio:

(In thousands of US$)	December 31, 2012
	91-120 days	121-150 days	151-180 days	Greater than 180 days	Total Past Due	Delinquent	Current	Total Loans
Corporations	-	-	-	-	-	-	2,741,251	2,741,251
Banking and financial institutions	-	-	-	-	-	-	2,192,023	2,192,023
Middle-market companies	-	-	-	-	-	-	681,912	681,912
Sovereign	-	-	-	-	-	-	100,370	100,370
Total	-	-	-	-	-	-	5,715,556	5,715,556

(In thousands of US$)	December 31, 2011
	91-120 days	121-150 days	151-180 days	Greater than 180 days	Total Past Due	Delinquent	Current	Total Loans
Corporations	-	-	-	-	-	-	2,322,413	2,322,413
Banking and financial institutions	-	-	-	-	-	-	2,164,163	2,164,163
Middle-market companies	-	-	-	-	-	800	444,931	445,731
Sovereign	-	-	-	-	-	-	27,266	27,266
Total	-	-	-	-	-	800	4,958,773	4,959,573

As of December 31, 2012 and 2011, the Bank has credit transactions in the normal course of business with 29% of its Class “A” and “B” stockholders (see Note 16). All transactions are made based on arm’s-length terms and subject to prevailing commercial criteria and market rates and are subject to all of the Bank’s Corporate Governance and control procedures. As of December 31, 2012 and 2011, approximately 18% and 19%, respectively, of the outstanding loan portfolio is placed with the Bank’s Class “A” and “B” stockholders and their related parties. As of December 31, 2012, the Bank was not directly or indirectly owned or controlled by another corporation or any foreign government, and no Class “A” or “B” shareholder was the registered owner of more than 3.5% of the total outstanding shares of the voting capital stock of the Bank.

During the years 2012, 2011 and 2010, the Bank sold loans with a book value of $146.2 million, $9.3 million and $20 million, respectively, with a net gain of $1,147 thousand, $64 thousand and $201 thousand in 2012, 2011 and 2010, respectively.